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T. Rowe Price International Funds-Foreign Bond Funds
     T. Rowe Price International Bond Fund
     T. Rowe Price Emerging Markets Bond Fund


T. Rowe Price Spectrum Funds
     Spectrum International Fund


T. Rowe Price International Series, Inc.
     T. Rowe Price International Stock Portfolio

 Supplement to Statements of Additional Information dated May 1, 2000
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 On October 25, 2000, shareholders of the T. Rowe Price International Funds approved new investment management agreements between the funds and T. Rowe Price International, Inc. There are no changes in the fees charged or services being provided under the new agreements. All references in the Statements of Additional Information to Robert Fleming and its affiliates are no longer applicable.
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 The date of the above supplement is October 26, 2000.
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                                                                C19-042 10/26/00